Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Other Receivables

	2025			2024		2023
	Non-current	Current		Non-current	Current	Non-current	Current
Receivables from services, sales of other assets and other advance payments	85	502	(3)	11	35	-	11
Tax credit and export rebates	67	99		129	150	83	44
Loans and balances with related parties (1)	200	36		159	35	43	6
Collateral deposits	-	15		-	20	-	13
Prepaid expenses	48	39		15	42	18	33
Advances and loans to employees	-	6		-	5	-	3
Advances to suppliers and custom agents (2)	6	90		16	74	-	84
Receivables with partners in JO and Consortiums	232	299		2	164	8	155
Insurance receivables	-	-		-	5	-	-
Miscellaneous	49	73		31	22	7	32

	687	1,159		363	552	159	381
Provision for other doubtful receivables	(39)	-		(26)	-	(1)	-

	648	1,159		337	552	158	381

(1)	See Note 36 for information about related parties.
(2)	Includes, among others, advances to custom agents for the payment of taxes and rights related to the imports of fuels and goods.
(3)	Includes receivable balances from the sale of Profertil, see Note 3.